Shared-Based Compensation - Schedule of Non-vested Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2017, Shares	5,700,000
Non-vested at January 1, 2017, Weighted Average Grant Date Fair Value Per Share	$ 24.12
Granted, Shares	0
Grants in Period, Weighted Average Grant Date Fair Value Per Share	$ 0.00
Vested, Shares	(3,300,000)
Vested, Weighted Average Grant Date Fair Value Per Share	$ 23.80
Forfeited, Shares	(200,000)
Forfeited, Weighted Average Grant Date Fair Value Per Share	$ 28.28
Non-vested at December 31, 2017, Shares	2,200,000		5,700,000
Non-vested at December 31, 2017, Weighted Average Grant Date Fair Value Per Share	$ 24.29		$ 24.12
Restricted Share Unit And Performance Stock Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2017, Shares	0
Non-vested at January 1, 2017, Weighted Average Grant Date Fair Value Per Share	$ 0.00
Granted, Shares	1,400,000	[1]	0	0
Grants in Period, Weighted Average Grant Date Fair Value Per Share	$ 47.16	[1]	$ 0.00	$ 0.00
Vested, Shares	0
Vested, Weighted Average Grant Date Fair Value Per Share	$ 0.00
Forfeited, Shares	(100,000)
Forfeited, Weighted Average Grant Date Fair Value Per Share	$ 46.71
Non-vested at December 31, 2017, Shares	1,300,000		0
Non-vested at December 31, 2017, Weighted Average Grant Date Fair Value Per Share	$ 47.18		$ 0.00
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Award, Shares To Be Issued On Maximum Achievement Of Performance Under Target Awards, Maximum	200,000
Phantom Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2017, Shares	3,900,000
Granted, Shares	0		1,800,000	5,900,000
Vested, Shares	(1,800,000)
Forfeited, Shares	(300,000)
Non-vested at December 31, 2017, Shares	1,800,000		3,900,000

[1]	This number excludes 0.2 million performance stock units, which represent the maximum number of common units that would be issued if the maximum level of performance under the target awards amount is achieved.